Huber Capital Diversified Large Cap Value Fund
Huber Capital Diversified Large Cap Value Fund
Investment Objective
The Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Large Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Huber Capital Diversified Large Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Huber Capital Diversified Large Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)		3.02%	2.87%
Shareholder Servicing Plan Fee		0.15%	none	[1]
Total Annual Fund Operating Expenses	[2]	4.02%	3.62%
Less: Fee Waiver and Expense Reimbursement	[3]	(2.86%)	(2.86%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.16%	0.76%
[1]	The Diversified Large Cap Value Fund may accrue up to 0.25% in "Distribution and Service (Rule 12b-1) Fees" of the average daily net assets of the Institutional Class shares and may accrue up to 0.15% in "Shareholder Servicing Plan Fee" of the average daily net assets of the Institutional Class shares; however, the Fund's accrual of each fee is currently set at 0.00% through at least February 27, 2018, and any accrual increase must first be approved by the Advisors Series Trust's (the "Trust") Board of Trustees (the "Board").
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses ("AFFE").
[3]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Diversified Large Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.15% of the average daily net assets of the Investor Class and 0.75% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2018, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Diversified Large Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Huber Capital Diversified Large Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	118	961	1,821	4,045
Institutional Class	78	843	1,629	3,692

Portfolio Turnover.
The Diversified Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.66% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Diversified Large Cap Value Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”).  The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Russell 1000® Value Index changes constantly, but as of its most recent reconstitution date, May 27, 2016, the market capitalization range was between $2 billion and $549.7 billion.  Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Diversified Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions.  As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price.  Proceeds from sales are reinvested in companies that the Adviser believes are more attractively valued.

The Diversified Large Cap Value Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Diversified Large Cap Value Fund.  The following additional risks could affect the value of your investment:

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General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

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Market Risk.  The value of the Diversified Large Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•	Equity Risk. The equity securities held by the Diversified Large Cap Value Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

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Foreign Securities and Emerging Markets Risk.  Investments in foreign securities and emerging markets are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Diversified Large Cap Value Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

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ADR Risk.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

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Large-Sized Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Diversified Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

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Management Risk.  The Diversified Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

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Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Diversified Large Cap Value Fund may underperform other funds that use different investing styles.

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Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Diversified Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

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Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Diversified Large Cap Value Fund to sell these securities.

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Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Performance
The following performance information indicates some of the risks of investing in the Diversified Large Cap Value Fund.  The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year.  The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.   Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).

Diversified Large Cap Value Fund, Investor Class Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Diversified Large Cap Value Fund’s highest quarterly return was 10.52% for the quarter ended December 31, 2013, and the lowest quarterly return was -9.12% for the quarter ended September 30, 2015.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Huber Capital Diversified Large Cap Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Return Before Taxes	11.99%	9.19%	Dec. 31, 2012
Institutional Class	Institutional Class Return Before Taxes	12.21%	9.61%	Dec. 31, 2012
After Taxes on Distributions | Investor Class	Investor Class Return After Taxes on Distributions	11.58%	7.97%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	7.12%	6.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.33%	Dec. 31, 2012
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.13%	Dec. 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.